Summary of Significant Accounting Policies and Going Concern (Details) - USD ($)					3 Months Ended				6 Months Ended		12 Months Ended
	Sep. 06, 2023	Jul. 03, 2023	Jun. 03, 2023	May 04, 2023	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	Mar. 31, 2023	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Summary of Significant Accounting Policies and Going Concern [Line Items]
Net loss					$ (946,212)	$ (476,380)	$ (830,668)	$ (781,675)	$ (1,422,592)	$ (1,612,343)	$ (2,225,334)	$ (2,673,346)
Cash in operations									(57,380)	(320,732)	(639,392)	(1,644,132)
Working capital deficit									9,341,267		7,985,156
Stockholders’ deficit					(18,737,312)	(17,752,958)	$ (17,964,143)	$ (17,195,238)	(18,737,312)	(17,964,143)	(17,256,434)	(16,578,533)	$ (14,796,078)
Accumulated deficit					(39,278,112)				(39,278,112)		(37,855,520)	(35,630,186)
Allowance for doubtful accounts											$ 29,472
Property and equipment life											3 years
Depreciation expense									473
Legal fees related to the patent		$ 90,000	$ 90,000	$ 90,000
Amortized period													5 years
Cost of sales amount									$ 26,356	20,683	$ 52,248	61,032
Lease liability											$ 140,561
Shares converted percentage	4.99%								4.99%		4.99%
Outstanding shares percentage									9.99%		9.99%
Operating segment									3		3
Segment reporting, description									Howco generated 100% of the consolidated sales which are primarily from department of defense. Bantec Sanitizing Inc. had no contribution to consolidated sales of its sanitizing products for the six months ended March 31, 2024.		Howco generated 99.83% of the consolidated sales which are primarily from department of defense. Drone LLC generated less than 0.17% of sales primarily due to state and municipal government purchases of drones and accessories. Bantec Sanitizing Inc. had no contribution to consolidated sales of its sanitizing products for the year ended September 30, 2023. Howco had 92% of the consolidated tangible assets, Drone had no allocated assets and Bantec Sanitizing Inc. had 3% of consolidated assets and the parent company had 5% of the consolidated tangible assets as of September 30, 2023 and additionally, there are no formal cost allocations to Howco or the other subsidiaries.
Allowance for credit losses					27,472				$ 27,472		$ 29,472
Depreciation expense									473	$ 0
Prepaid expenses and other current assets					$ 20,000				$ 20,000		15,000	4,663
Percentage of tangible assets									96.00%
Washington [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Lease liability						$ 140,561
Depreciation Method, Units-of-Production [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Property and equipment life					3 years				3 years
Drone and Bantec Sanitizing Inc [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Percentage of consolidated tangible assets									4.00%
Intangible assets [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Legal fees related to the patent													$ 44,650
Property & Equipment [Member]
Summary of Significant Accounting Policies and Going Concern [Line Items]
Depreciation expense											$ 1,461